Leases (Tables)	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Schedule of lease costs, lease term and discount rate
Six Months Ended
June 30, 2022
(unaudited)
Operating lease cost:
Vehicles	126
Facilities rent	154
280
Remaining Lease Term
Vehicles	0.09-2.18 years
Facilities rent	0.26-4.26 years

Weighted Average Discount Rate
Vehicles	3.36%
Facilities rent	3.36%

Schedule of maturities of operating lease liabilities
June 30, 2022
(unaudited)
Period:
The remainder of 2022	220
2023	289
2024	155
2025	93
2026	39
Total operating lease payments	796
Less: imputed interest	41
Present value of lease liabilities	755